Property, plant and equipment - Right-of-use Assets Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning, Right-of-use assets	$ 12,774
Ending, Right-of-use assets	12,206	$ 12,774
Property
Disclosure of quantitative information about right-of-use assets [line items]
Beginning, Right-of-use assets	12,537
Ending, Right-of-use assets	11,837	12,537
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning, Right-of-use assets	121
Ending, Right-of-use assets	139	121
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Beginning, Right-of-use assets	116
Ending, Right-of-use assets	230	116
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning, Right-of-use assets	25,022	24,794
Additions	2,013	156
Additions through acquisition	174
Transfer	159
De-recognition		(88)
Effect of movements in exchange rates	(76)	160
Ending, Right-of-use assets	26,974	25,022
Cost | Property
Disclosure of quantitative information about right-of-use assets [line items]
Beginning, Right-of-use assets	24,665	24,568
Additions	1,967	0
Additions through acquisition	0
Transfer	137
De-recognition		(46)
Effect of movements in exchange rates	(68)	143
Ending, Right-of-use assets	26,427	24,665
Cost | Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning, Right-of-use assets	149	84
Additions	46	102
Additions through acquisition	0
Transfer	22
De-recognition		(42)
Effect of movements in exchange rates	2	5
Ending, Right-of-use assets	175	149
Cost | Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Beginning, Right-of-use assets	208	142
Additions	0	54
Additions through acquisition	174
Transfer	0
De-recognition		0
Effect of movements in exchange rates	(10)	12
Ending, Right-of-use assets	372	208
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning, Right-of-use assets	(12,248)	(9,704)
Transfer	159
Depreciation	2,715	2,559
De-recognition		(61)
Effect of movements in exchange rates	(36)	46
Ending, Right-of-use assets	(14,768)	(12,248)
Accumulated depreciation | Property
Disclosure of quantitative information about right-of-use assets [line items]
Beginning, Right-of-use assets	(12,128)	(9,647)
Transfer	137
Depreciation	2,633	2,488
De-recognition		(46)
Effect of movements in exchange rates	(34)	39
Ending, Right-of-use assets	(14,590)	(12,128)
Accumulated depreciation | Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning, Right-of-use assets	(28)	(17)
Transfer	22
Depreciation	28	25
De-recognition		(15)
Effect of movements in exchange rates	2	1
Ending, Right-of-use assets	(36)	(28)
Accumulated depreciation | Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Beginning, Right-of-use assets	(92)	(40)
Transfer	0
Depreciation	54	46
De-recognition		0
Effect of movements in exchange rates	(4)	6
Ending, Right-of-use assets	$ (142)	$ (92)